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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         THE CYPRESS FUNDS LLC
                 -------------------------------
   Address:      865 S. Figueroa St., Suite 700
                 -------------------------------
                 Los Angeles, CA 90017
                 -------------------------------

Form 13F File Number: 28-04707
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert Miller
         -------------------------------
Title:   Chief Operating Officer
         -------------------------------
Phone:   (213) 891-6375
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Robert Miller           Los Angeles, California    August 8, 2011
   ------------------------------    -----------------------    --------------
           [Signature]                    [City, State]             [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         1
                                        --------------------

Form 13F Information Table Entry Total:                   20
                                        --------------------

Form 13F Information Table Value Total:              346,548
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    1         28-10954                     Peak Investments LLC
    ------       -----------------         ---------------------------------

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                           FORM 13F INFORMATION TABLE

                                                               VALUE   SHRS OR SH/  PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS     CUSIP   (x$1000)   PRN AMT PRN  CALL DISCRETION MANAGERS SOLE  SHARED NONE
--------------------------     ------------------ --------- -------- --------- ---  ---- ---------- -------- ----- ------ ----
AIR LEASE CORP                   Class A Common   00912X302    1,822     75000  SH          Other      1           Shared
BOEING CO                            Common       097023105   16,634   225,000  SH          Other      1           Shared
BORGWARNER INC                       Common       099724106   24,156   299,000  SH          Other      1           Shared
CATERPILLAR INC                      Common       149123101   36,942   347,000  SH          Other      1           Shared
CUMMINS INC                          Common       231021106   20,698   200,000  SH          Other      1           Shared
DEERE & CO                           Common       244199105   15,830   192,000  SH          Other      1           Shared
DEXCOM INC                           Common       252131107   13,495   931,300  SH          Other      1           Shared
EZCORP INC                     Class A non-voting 302301106   15,077   423,800  SH          Other      1           Shared
FORD MOTOR CO                        Common       345370860   35,509 2,575,000  SH          Other      1           Shared
FORD MOTOR CO                       Warrants      345370134    1,246   237,700  SH          Other      1           Shared
FREEPORT MCMORAN COPPER & GOLD       Common       35671D857   35,137   664,210  SH          Other      1           Shared
GENTEX CORP                          Common       371901109   11,759   389,000  SH          Other      1           Shared
JPMORGAN CHASE & CO                 Warrants      46634E114   11,234   834,000  SH          Other      1           Shared
LUMBER LIQUIDATORS HLDGS INC         Common       55003T107   12,217   481,000  SH          Other      1           Shared
MCMORAN EXPLORATION CO               Common       582411104   17,002   920,000  SH          Other      1           Shared
OCCIDENTAL PETE CORP DEL             Common       674599105   19,247   185,000  SH          Other      1           Shared
STARWOOD HOTELS & RESORTS            Common       85590A401   18,213   325,000  SH          Other      1           Shared
TIFFANY & CO                         Common       886547108   19,473   248,000  SH          Other      1           Shared
UNITED TECHNOLOGIES CORP             Common       913017109   18,587   210,000  SH          Other      1           Shared
WELLS FARGO & CO                    Warrants      949746119    2,270   244,049  SH          Other      1           Shared
                                                            --------
                                                             346,548
                                                            --------